Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of provisions [text block] [Abstract]
Disclosure of other provisions [text block]
	Workers’ profit-sharing	Long-term incentive plan	Rehabilitation provision	Total
	S/(000)	S/(000)	S/(000)	S/(000)

At January 1, 2019	14,341	36,000	1,489	51,830
Additions, note 22	15,169	6,523	-	21,692
Unwinding of discounts, note 25	-	118	340	458
Payments and advances	(15,607)	(34,127)	-	(49,734)

At December 31, 2019	13,903	8,514	1,829	24,246

Current portion	13,903	2,700	-	16,603
Non-current portion	-	5,814	1,829	7,643

	13,903	8,514	1,829	24,246

At January 1, 2018	20,147	30,322	2,399	52,868
Additions, note 22	15,712	9,495	-	25,207
Unwinding of discounts, note 25	-	767	-	767
Change in estimates, note 23	-	-	(910)	(910)
Payments and advances	(21,518)	(4,584)	-	(26,102)

At December 31, 2018	14,341	36,000	1,489	51,830

Current portion	14,341	32,112	-	46,453
Non-current portion	-	3,888	1,489	5,377

	14,341	36,000	1,489	51,830